SEGMENT INFORMATION (Geographic Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) customer	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 4,652	$ 3,535	$ 2,115
Non-current Assets	34,304	27,965	19,643
Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Revenues	$ 1,112	938
Number of customers | customer	1
Canada
Disclosure of geographical areas [line items]
Revenues	$ 379	193	163
Non-current Assets	6,867	1,468
Brazil
Disclosure of geographical areas [line items]
Revenues	1,112	938	0
Non-current Assets	6,829	8,184
Australia
Disclosure of geographical areas [line items]
Revenues	1,104	1,093	793
Non-current Assets	5,304	5,770
United Kingdom
Disclosure of geographical areas [line items]
Revenues	653	565	566
Non-current Assets	4,708	4,431
United States of America
Disclosure of geographical areas [line items]
Revenues	293	183	154
Non-current Assets	4,569	2,818
Colombia
Disclosure of geographical areas [line items]
Revenues	693	161	150
Non-current Assets	1,857	764
Peru
Disclosure of geographical areas [line items]
Revenues	92	103	97
Non-current Assets	1,308	1,356
India
Disclosure of geographical areas [line items]
Revenues	60	57	39
Non-current Assets	982	256
Europe 1 [Member]
Disclosure of geographical areas [line items]
Non-current Assets	863	836
Chile
Disclosure of geographical areas [line items]
Revenues	168	153	127
Non-current Assets	940	2,045
Aggregated Individually Immaterial Geographical Areas [Member]
Disclosure of geographical areas [line items]
Revenues	98	89	$ 26
Non-current Assets	$ 77	$ 37
Bottom of range | Partnership's Revenue | Customer Concentration Risk
Disclosure of geographical areas [line items]
Percentage of entity's revenue	10.00%